Fair Value Measurements (Details) - Schedule of quantitative information	8 Months Ended	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 $ / shares
Schedule of quantitative information [Abstract]
Risk-free interest rate	0.58%	0.58%
Expected term (years)	6 years 5 months 26 days	6 years 5 months 26 days
Expected volatility	16.30%	16.30%
Exercise price (in Dollars per share)	$ 11.5	$ 11.5
Stock price (in Dollars per share)	$ 9.66	$ 9.66
Dividend yield	0.00%	0.00%